TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TRADE RECEIVABLES
At the beginning of the fiscal year	$ (76,485)	$ (104,352)
Acquisitions through business combinations	(132)
Increases	(85,217)	(97,236)
Uses	11,586	37,619
RECPAM and currency translation adjustments	55,521	87,484
At the end of the year	$ (94,727)	$ (76,485)